employee benefits expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee benefits expense - gross
Wages and salaries	$ 3,017	$ 2,800
Share-based compensation	147	136
Pensions - defined benefit	78	95
Pensions - defined contribution	92	88
Restructuring costs	63	126
Other	184	163
Total	3,581	3,408
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(54)	(55)
Amortized contract acquisition costs	48	45
Capitalized contract fulfilment costs	(3)	(3)
Amortized contract fulfilment costs	4	3
Property, plant and equipment	(351)	(332)
Intangible assets subject to amortization	(191)	(170)
Total	(547)	(512)
Net	$ 3,034	$ 2,896